Acquisition and Divestitures (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Business Combinations [Abstract]
Schedule of Business Combination of Assets and Liabilities

The table below shows the assets and liabilities that the Company was relieved of in the transaction:

February 17, 2020
Accounts payable	4,005,605
Accrued Expenses	370,289
Income Tax Payable	14,473
Notes Payable	900,000
Non-Controlling Interest	26,393
Shares to be issued to Buyer	(405,000)
Gain on divestiture	$4,911,760

Summary of the Aggregate Purchase Price Consideration Paid

The following table summarizes the aggregate purchase price consideration paid for acquisitions during 2019:

Uber Mom
Cash paid	$52,352
Fair value of issued shares	98,613
Purchase consideration	$150,965

The following table summarizes the aggregate purchase price consideration paid for acquisitions during 2018:

	Edison Nation			Best Party
	Holdings, LLC	Cloud B, Inc.	Pirasta, LLC	Concepts, LLC
Cash paid	950,000	-	$-	$-
Fair value of issued shares	3,384,285	2,664,200	-	-
Fair value of reserved shares	6,014,250	-	-	-
Issuance of debt	1,428,161	-	-	-
Settlement of due from related party	-	-	470,000	500,000
Fair value of contingent consideration	-	520,000	-	-
Adjustment to purchase price – earnout		(520,000)
Purchase consideration	$11,776,696	$2,664,200	$470,000	$500,000

Summary of Preliminary Purchase Price Allocation of Fair Values of the Assets Acquired and Liabilities Assumed

The following table summarizes the preliminary purchase price allocation of fair values of the assets acquired and liabilities assumed during 2018 at the date of acquisition:

	Edison Nation			Best Party
	Holdings, LLC	Cloud B, Inc.	Pirasta, LLC	Concepts, LLC
Cash and cash equivalents	$68,681	$104,744	$3,629	$365
Accounts receivable	15,958	636,755	7,696	6,906
Inventory	-	566,500	36,537	139,918
Other assets	39,691	172,747	-	4.356
Property and equipment	1,852	53,345	-	10,931
Goodwill	5,497,242	3,364,432	354,836	-
Intangible assets	6,400,000	6,600,000	-	-
Total assets acquired	12,023,424	11,498,523	402,698	162,476
Debt	-	1,400,000	-	-
Accounts payable	227,025	5,748,797	2,052	34,041
Accrued expenses and other liabilities	19,703	527,526	119,198	513,502
Total liabilities assumed	246,728	7,676,323	121,250	547,543
Noncontrolling interest	-	1,158,000	-	(192,534)
Distribution to shareholder	-	-	(188,552)	(692,533)
	$11,776,696	$2,664,200	$470,000	$500,000

The following table summarizes the preliminary purchase price allocation of fair values of the assets acquired and liabilities assumed during 2019 at the date of acquisition:

Uber Mom
Inventory	$52,352
Goodwill	98,613
Total assets acquired	$150,965

Schedule of Pro Forma Information

The following represents the pro forma consolidated income statement as if the acquisitions had been included in the consolidated results of the Company for the entire years ending December 31, 2018:

Years Ended December 31,
2018

Revenues, net	$20,988,594
Cost of revenues	13,566,605
Gross profit	7,421,989

Operating expenses:
Selling, general and administrative	13,144,691
Operating (loss) income	(5,722,702)

Other (expense) income:
Other (expense) income	(398,406)
(Loss) income before income taxes	(6,121,108)
Income tax expense	304,298
Net (loss) income	$(6,425,406)
Net (loss) income attributable to noncontrolling interests	(415,466)
Net (loss) income attributable to Edison Nation, Inc.	(6,009,940)
Net (loss) income per share - basic and diluted	$(1.09)
Weighted average number of common shares outstanding – basic and diluted	5,513,706